ICON FLEXIBLE BOND FUND

Portfolio of Investments

March 31, 2021

Security Description	Shares	Value
Corporate Debt (71.35%)

Basic Materials (1.76%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	2,500,000	$2,521,875

Communications (3.65%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	1,500,000	1,645,725
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,573,001
Total Communications		5,218,726

Consumer, Cyclical (17.98%)
Air Canada 2015-1 Class B Pass Through Trust, 3.875%, 3/15/2023 (144A)	878,579	877,113
Century Communities Inc, 5.875%, 7/15/2025	1,655,000	1,712,924
Cooper-Standard Automotive Inc, 13.000%, 6/1/2024 (144A)	1,000,000	1,140,000
Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 8/10/2022	7,659,470	8,003,242
Foot Locker Inc, 8.500%, 1/15/2022	3,750,000	3,942,188
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	1,027,188
Kohl's Corp, 9.500%, 5/15/2025	2,500,000	3,240,463
Meritor Inc, 6.250%, 2/15/2024#	471,000	479,337
Nexteer Automotive Group Ltd, 5.875%, 11/15/2021 (144A)	200,000	200,000
UAL 2007-1 Pass Through Trust, 6.636%, 7/2/2022	1,607,273	1,649,464
United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/2021	908,113	917,629
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 4/11/2022	2,502,144	2,541,180
Total Consumer, Cyclical		25,730,728

Consumer, Non-Cyclical (6.33%)
Bausch Health Cos Inc, 7.000%, 3/15/2024 (144A)	448,000	458,304
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,439,372
Cooke Omega Investments Inc / Alpha VesselCo Holdings Inc, 8.500%, 12/15/2022 (144A)	3,000,000	3,082,500
Spectrum Brands Inc, 5.750%, 7/15/2025	1,500,000	1,546,875
Vector Group Ltd, 10.500%, 11/1/2026 (144A)	1,000,000	1,071,300
WW International Inc, 8.625%, 12/1/2025 (144A)	1,400,000	1,456,630
Total Consumer, Non-Cyclical		9,054,981

Energy (11.14%)
Aker BP ASA, 5.875%, 3/31/2025 (144A)	3,376,000	3,475,187
Calumet Specialty Products Partners LP / Calumet Finance Corp, 7.625%, 1/15/2022	2,000,000	1,995,000
Diamondback Energy Inc, 5.375%, 5/31/2025	1,350,000	1,392,894
Marathon Petroleum Corp, 3.625%, 9/15/2024	2,000,000	2,161,487
Occidental Petroleum Corp, 7.150%, 5/15/2028	1,000,000	1,090,000
WPX Energy Inc, 5.750%, 6/1/2026	5,565,000	5,827,668
Total Energy		15,942,236

Financial (19.99%)
BAC Capital Trust XIV, 4.000%#,(a)	1,500,000	1,473,750
Credit Acceptance Corp, 6.625%, 3/15/2026	1,500,000	1,578,750
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	1,142,640
Fifth Third Bancorp, 3.332%#,(a),(b)	6,718,000	6,617,230
Global Atlantic Fin Co, 8.625%, 4/15/2021 (144A)	1,500,000	1,503,324
GLP Capital LP / GLP Financing II Inc, 5.250%, 6/1/2025	2,000,000	2,242,160
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 6.750%, 2/1/2024	500,000	510,000
JPMorgan Chase & Co, 3.682%(a)	2,417,000	2,412,770
Principal Financial Group Inc, 3.242%, 5/15/2055(b)	7,110,000	6,985,575
Prudential Financial Inc, 5.875%, 9/15/2042	2,800,000	2,956,348
Tyco International Finance SA, 3.900%, 2/14/2026	1,100,000	1,183,147
Total Financial		28,605,694

Industrial (4.67%)
Fluor Corp, 3.500%, 12/15/2024#	2,000,000	2,058,748
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,500,000	1,567,500
USG Corp, 5.500%, 3/1/2025 (144A)	3,000,000	3,055,500
Total Industrial		6,681,748

Technology (0.97%)
Dell International LLC / EMC Corp, 7.125%, 6/15/2024 (144A)	1,352,000	1,391,715

Utilities (4.86%)
PacifiCorp, 8.069%, 9/9/2022	3,685,000	4,043,531
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,505,698
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,398,938
Total Utilities		6,948,167

Total Corporate Debt (Cost $99,956,199)		102,095,420

Asset Backed Securities (2.00%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,867,620

Preferred Stock (12.43%)
Annaly Capital Management Inc, 6.950%	3,030	75,750
Argo Group US Inc, 6.500%	345,401	8,838,812
Bank of America Corp, 7.250%	1,201	1,678,998
Capital One Financial Corp, 5.000%	9,278	238,909
JPMorgan Chase & Co, 5.750%#	13,959	378,428
The PNC Financial Services Group Inc, 6.125%	9,110	242,782
Public Storage, 5.150%	2,693	69,991
US Bancorp, 3.750%	57,944	1,379,067
Wells Fargo & Co, 7.500%	3,443	4,880,143
Total Preferred Stock (Cost $17,277,279)		17,782,880

Funds (9.98%)	Par Value	Value
Exchange-Traded Funds (1.17%)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	61,417	1,678,527

Mutual Funds (8.69%)
Apollo Tactical Income Fund Inc	46,785	696,161
BlackRock New York Municipal Income Quality Trust	190,434	2,738,422
BlackRock New York Municipal Income Trust II	56,713	860,631
Eaton Vance Floating-Rate Income Plus Fund	220,898	3,596,219
Eaton Vance Short Duration Diversified Income Fund	1,000	13,160
Invesco Dynamic Credit Opportunities Fund	4,941	56,179
Pioneer Diversified High Income Fund Inc	85,768	1,256,501
Voya International High Dividend Equity Income Fund	210,408	1,174,077
Voya Prime Rate Trust	439,690	2,040,162
Total Mutual Funds		12,431,512

Money Market Funds (0.12%)
First American Government Obligations Fund	170,372	170,372

Total Funds (Cost $13,829,826)		14,280,411

Collateral Received for Securities on Loan (6.89%)	Shares	Value
First American Government Obligations Fund - Class X (Cost $9,860,270)	9,860,270	9,860,270

Total Investments (Cost $143,824,641)(c) (102.65%)		146,887,051
Other Net Assets (-2.65%)		(3,789,832)
Net Assets (100.00%)		$143,097,219

#	Loaned security; a portion of the security is on loan at March 31, 2021.

(144A)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2021, these securities had a total aggregate market value of $29,743,032, which represented approximately 20.79% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	Aggregate cost for federal income tax purpose is $143,849,509.

At March 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,347,186
Unrealized depreciation	(309,644)
Net unrealized appreciation	$3,037,542